Net Loss Per Share - Calculation of Basic and Diluted Net Loss Per Share (Parenthetical) (Details)	1 Months Ended
Jan. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock. conversion basis	2.0681